Significant Transactions - Schedule of Statement of Equity (Parentheticals) (Details)	9 Months Ended
Sep. 30, 2025 $ / shares
Public Investors [Member]
Schedule of Statement of Equity [Line Items]
Shares issued, per share (in Dollars per share)	$ 12.7
Non-Redeeming Shareholders [Member]
Schedule of Statement of Equity [Line Items]
Shares issued, per share (in Dollars per share)	12.7
Sponsor and Cantor [Member]
Schedule of Statement of Equity [Line Items]
Shares issued, per share (in Dollars per share)	12.7
Sponsor Vesting Shares, Tranche 1 [Member]
Schedule of Statement of Equity [Line Items]
Shares issued, per share (in Dollars per share)	8.7
Sponsor Vesting Shares, Tranche 2 [Member]
Schedule of Statement of Equity [Line Items]
Shares issued, per share (in Dollars per share)	$ 8.1